EARNINGS (LOSS) PER SHARE - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	410,705	584,137
RSUs
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	27,167	165,729
Performance-based RSUs
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	0	294,413